Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right-of-use asset
Refer to the lease liabilities note (see note 29) for additional detail.

Figures in million – SA rand	Notes	2022	2021	2020
Balance at beginning of the year		222	296	361
Additions and modifications		45	65	66
Right-of-use assets acquired on acquisition of subsidiaries	16	109	—	—
Impairment of mining assets		—	(28)	—
Depreciation		(101)	(112)	(124)
Transfers and other movements		(2)	—	(8)
Foreign currency translation		6	1	1
Balance at end of the year		279	222	296